DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2017
DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE
DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE

15.       DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE

(a)          Derivative Financial Liabilities

On November 17, 2017, Neovasc completed an underwritten public offering of 6,609,588 Series A units (the "Series A Units") and 19,066,780 Series B units (the "Series B Units") of the Company, at a price of $1.46 per Unit for gross proceeds of $37,487,497 before deducting the underwriting discounts and commissions and other estimated offering costs.

Each Series A Unit is comprised of:

(i)    one common share of the Company,

(ii)    one Series A common share purchase warrant of the Company at an exercise price of $1.61 per Series A Warrant Share for a period of five years following issuance (each, a "Series A Warrant"),

(iii)    one Series B common share purchase warrant of the Company at an exercise price of $1.61 per Series B Warrant Share for a period of two years following issuance (each, a "Series B Warrant"); and

(iv)    0.40 Series C warrant (each, a "Series C Warrant") to purchase a unit at an exercise price of $1.46 per unit for a period of two years following issuance (each, a "Series C Unit") comprised of one Common share, one Series A Warrant and one Series B Warrant.

Each Series B Unit is comprised of:

(i)    either one common share of the Company or one Series D common share purchase warrant of the Company (each, a "Series D Warrant") at an exercise price of $1.46 per Series D Warrant Share, all of which will be pre-funded except for a nominal exercise price of $0.01 per Series D Warrant Share for a period of five years following issuance,

(ii)    one Series A Warrant,

(iii)    one Series B Warrant,

(iv)    0.40 Series C Warrant, and

(v)    1.1765 Series F common share purchase warrant of the Company at an exercise price of $1.61 per Series F Warrant Share for a period of two years following issuance (each, a "Series F Warrant").

15,492,950 common shares and 3,573,830 Series D Warrants were issued as part of the Series B Unit. During the period up to December 31, 2017, 1,874,989 Series D Warrants were exercised for gross proceeds of $18,750 and 1,874,989 common shares of the Company were issued from treasury (see Note 25 Subsequent Events for a description of the warrants exercised to date).

All the warrants include various price adjustment clauses, some of which cause the number of shares to be issued upon exercise to be variable, and therefore do not meet the fixed for fixed test under IAS 32 — Financial instruments; presentation (see Note 17 for further disclosure of the terms of the warrants). Accordingly, the warrants have been accounted for as derivative financial liabilities and measured at fair value through profit and loss ("FVTPL"). The fair values of the warrants were calculated using a binomial option pricing model and have been classified as level 3 in the fair value hierarchy.

The total fair value of the warrants issued in connection with the Series A and Series B units and Series E Warrants was $89,470,273 which exceeded the transaction price giving rise to a loss of $45,132,259. Since the fair values of the derivatives are not determined using a valuation that only uses data from observable markets, the loss on initial recognition has been deferred and will be recognized in income over the expected term of the instruments on a straight line basis depending on the term of the warrants.

(b)          Convertible Note

As part of the 2017 Financings, the Company completed a brokered private placement for the sale of $32,750,000 aggregate principal amount of senior secured convertible notes of the Company for gross proceeds of $27,837,500 (the "Notes") and Series E warrants (the "Series E Warrants") to purchase one common share per Series E Warrant (the "Concurrent Private Placement").

The Notes were issued with an original issue price of $850 per $1,000 principal amount of note. The Notes have an 18-month term and carry an interest rate of 0.0% per annum (increasing to 15% upon an event of default) from the closing date of the Concurrent Private Placement. Upon the event of a default, the interest rate would automatically be increased to 15% per annum, Interest on the Notes, as applicable, will commence accruing on the date of issue, will be computed on the basis of a 360-day year and twelve 30-day months and became payable in cash on January 1, 2018 and on the first day of each calendar quarter thereafter up to, and including, the maturity date.

The conversion option contained within the Notes contains similar price adjustment characteristics to certain of the warrants, which precludes the Notes from being recognized within equity. The Notes contain a future-priced conversion mechanism that allows the holder of a Note to replace the conversion price then in effect with a price (the "Alternate Conversion Price") that is 85% of the lowest volume weighted average price ("VWAP") of the common shares during the ten consecutive trading day period ending and including the date of delivery of the applicable conversion notice. Further, with effect from and after 5:00 p.m. (New York City time) on August 17, 2018, the conversion price of the Notes will be adjusted to be the lower of (x) the then in effect conversion price and (y) the greater of (i) the amount in U.S. dollars equal to the VWAP for the common shares on August 17, 2018 and (ii) $0.50. The Notes are also subject to full ratchet anti-dilution provisions in certain circumstances.

Accordingly, the Company has elected to measure the Notes at FVTPL. The Series E Warrants are also classified as derivative financial liabilities and measured at FVTPL (see Note 17 for further disclosure of the terms of the Series E Warrants). The fair values of the warrants were calculated using a binomial option pricing model and have been classified as level 3 in the fair value hierarchy.

The fair value of the convertible debt was $26,100,900 which exceeded the transaction price giving rise to a loss of $5,113,917. Since the fair value of the convertible debt is not determined using a valuation that only uses data from observable markets, the loss on initial recognition has been deferred and will be recognized in income over the expected term of the instrument.

(c)          Warrants and Convertible Notes Model

The warrants were calculated based on the level 3 fair value estimate of Series A Warrants, Series B Warrants, Series C Warrants, Series D Warrants, Series E Warrants and Series F Warrants by using a binomial option pricing model.

The Notes were calculated based on the level 3 fair value estimate of the notes based on a binomial tree model.

Key assumptions used in the model at initial recognition and as at December 31, 2017 are summarized below:

Valuation Date	November 17, 2017	December 31, 2017
Price of Neovasc common share	$0.8727	$0.6000
Dividend Yield	0%	0%
Historical volatility of Neovasc common share	122.99%	121.70%
Historical volatility of index	14.28%	14.43%
Volatility input	68.63%	68.07%
Risk-free rate	2.08%	2.20%
Credit spread	32.63%	34.24%

The carrying amounts for the derivative financial liabilities are as follows:

	Series A units	Series B units	Series E Warrants	Total
Fair value, November 17, 2017	$13,139,650	$67,810,835	$8,519,788	$89,470,273
Add:
Deferred loss	(7,054,787)	(36,408,201)	(1,669,271)	(45,132,259)
Amortization of deferred loss	390,379	2,067,557	41,732	2,499,668
Less:
Fair value adjustment on exercised warrants, December 27	—	(511,122)	—	(511,122)
Exercise of Series D Warrants (1,874,989), December 27	—	(1,108,306)	—	(1,108,306)
Fair value adjustment, December 31, 2017	(1,542,457)	(2,911,914)	(3,934,853)	(8,389,224)

Balance, Derivative financial liability December 31, 2017	$4,932,785	$28,938,849	$2,957,396	$36,829,030

Derivative financial liability, current				$19,997,345
Derivative financial liability, non-current				$16,831,685

The carrying amounts for the convertible notes are as follows:

	Convertible Notes	Total
Fair value, November 17, 2017	$26,100,900	$26,100,900
Add:
Deferred loss	(5,113,917)	(5,113,917)
Amortization of deferred loss	852,319	852,319
Less:
Fair value adjustment, December 31, 2017	(1,831,743)	(1,831,743)

Balance, Convertible note December 31, 2017	$20,007,559	$20,007,559

Convertible notes, current		$4,261,597
Convertible notes, non-current		$15,745,962